Financial Instruments - Maturity Analysis for Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	1.20%	1.20%
Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	2.81%	2.40%
Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)		700.00%
Variable interest rate liabilities | Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	1.70%	0.90%
Variable interest rate liabilities | Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	2.94%	4.12%
On Demand or Less than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 990	$ 1,124
Non-derivative financial liabilities, undiscounted cash flows	49,832	229,196
On Demand or Less than 1 Month | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	43,341	44,998
On Demand or Less than 1 Month | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows		108,110
On Demand or Less than 1 Month | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	5,501	74,964
1 to 3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,980	2,071
Non-derivative financial liabilities, undiscounted cash flows	47,096	55,879
1 to 3 Months | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	18,740	34,661
1 to 3 Months | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0
1 to 3 Months | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	26,376	19,147
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	7,421	8,346
Non-derivative financial liabilities, undiscounted cash flows	64,922	152,831
3 Months to 1 Year | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	1,395	49
3 Months to 1 Year | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0
3 Months to 1 Year | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	56,106	144,436
1 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	11,703	15,919
Non-derivative financial liabilities, undiscounted cash flows	306,629	213,297
1 to 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	1,308	1,027
1 to 5 Years | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0
1 to 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	293,618	196,351
More than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	31	33
More than 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	31	33
More than 5 Years | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0
More than 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	$ 0	$ 0